EMPLOYEE COSTS AND PURCHASE OF GOODS AND SERVICES (Tables)	12 Months Ended
Dec. 31, 2019
EMPLOYEE COSTS AND PURCHASE OF GOODS AND SERVICES
Schedule of employee costs and purchase of goods and services

	2019	2018	2017
		(restated,	(restated,
		note 1(b))	note 1(b))
Employee costs	$605.2	$582.2	$572.2
Less employee costs capitalized to property, plant and equipment and to intangible assets	(206.6)	(197.0)	(185.8)
	398.6	385.2	386.4
Purchase of goods and services:
Royalties and rights	397.8	427.2	421.7
Cost of products sold	368.6	335.7	317.8
Service contracts	102.4	99.3	118.0
Marketing and distribution expenses	68.6	62.6	62.2
Other	337.3	352.1	383.7
	1,274.7	1,276.9	1,303.4
	$1,673.3	$1,662.1	$1,689.8